Schedule of Shares Eligible For Dividends and Distribution (Detail)	Dec. 31, 2023 shares
Stockholders Equity [Line Items]
Common stock eligible for dividends and distributions	758,039,099
Shares eligible for dividends and distributions	1,216,583,462
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock eligible for dividends and distributions	719,358,114
Unvested Participating Common Stock [Member]
Stockholders Equity [Line Items]
Common stock eligible for dividends and distributions	38,680,985
Participating Partnership Units [Member]
Stockholders Equity [Line Items]
Participating Blackstone Holdings Partnership Units	458,544,363